Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable - trade	₩ 2,008,640	₩ 2,108,743	₩ 2,126,007
Short-term loans	59,094		62,830
Accounts receivable - other	937,837	₩ 1,260,736	1,260,835
Accrued income	6,066		3,979
Guarantee deposits (Other current assets)	2,714		3,927
Trade and other receivables, current	3,014,351		3,457,578
Long-term loans	29,034		50,874
Long-term accounts receivable - other	274,053		287,048
Guarantee deposits	313,140		292,590
Long-term accounts receivable - trade (Other non-current assets)	11,293		12,748
Trade and other receivables, noncurrent	627,520		643,260
Trade and other receivables	3,641,871		4,100,838
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	2,268,680		2,365,270
Short-term loans	59,643		63,380
Accounts receivable - other	1,006,183		1,336,247
Accrued income	6,232		3,979
Guarantee deposits (Other current assets)	2,714		3,927
Trade and other receivables, current	3,343,452		3,772,803
Long-term loans	75,860		97,635
Long-term accounts receivable - other	274,053		287,048
Guarantee deposits	313,140		292,590
Long-term accounts receivable - trade (Other non-current assets)	11,410		12,933
Trade and other receivables, noncurrent	674,463		690,206
Trade and other receivables	4,017,915		4,463,009
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	(260,040)		(239,263)
Short-term loans	(549)		(550)
Accounts receivable - other	(68,346)		(75,412)
Accrued income	(166)
Trade and other receivables, current	(329,101)		(315,225)
Long-term loans	(46,826)		(46,761)
Long-term accounts receivable - trade (Other non-current assets)	(117)		(185)
Trade and other receivables, noncurrent	(46,943)		(46,946)
Trade and other receivables	₩ (376,044)		₩ (362,171)